Derivatives - Derivatives Not Designated In Hedge - General Account (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	€ 8,827	€ 13,986	€ 11,157
Derivative liability, general account	10,639	14,617	€ 11,616
Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	8,780	13,238
Derivative liability, general account	10,600	14,450
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	8,344	12,617
Derivative liability, general account	9,578	13,661
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member] | Derivatives held as an economic hedge [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	8,327	12,595
Derivative liability, general account	5,992	8,629
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member] | Bifurcated embedded derivatives [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	17	22
Derivative liability, general account	€ 3,586	€ 5,032